Equipment (Tables)	12 Months Ended
Jun. 30, 2013
Equipment [Abstract]
Equipment
Equipment consisted of the following at June 30:

	2013	2012	Estimated Useful Life
Machinery and equipment	$4,004,000	$3,496,000	3-10 years or lease term
Computer and software	744,000	864,000	2-5 years
Office equipment	542,000	563,000	5-10 years
Leasehold improvements	195,000	205,000	shorter of 5 years or lease term
	5,485,000	5,128,000
Less accumulated depreciation and amortization	(3,277,000)	(3,476,000)
	$2,208,000	$1,652,000